Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024
C000002889
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class AAA
C000002891
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class C
Average Annual Return, Percent	8.38%		5.46%	5.19%
C000002887
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class I
C000002888
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class A
Average Annual Return, Percent	3.89%		5.00%	5.36%
Without Sales Load [Member] | C000002889
Average Annual Return [Line Items]
Average Annual Return, Percent	10.21%		6.25%	5.99%
Without Sales Load [Member] | C000002891
Average Annual Return [Line Items]
Average Annual Return, Percent	9.38%		5.46%	5.19%
Without Sales Load [Member] | C000002887
Average Annual Return [Line Items]
Average Annual Return, Percent	11.28%		7.32%	6.91%
Without Sales Load [Member] | C000002888
Average Annual Return [Line Items]
Average Annual Return, Percent	10.23%		6.25%	5.99%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		14.53%	13.10%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%		7.32%	9.07%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.51%		10.41%	9.58%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%		7.32%	9.07%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.51%		10.41%	9.58%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%		7.32%	9.07%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.51%		10.41%	9.58%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.66%		7.32%	9.07%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.51%		10.41%	9.58%